Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 943	$ 1,534	$ 2,031	$ 3,070	$ 5,487	$ 6,936
Proceeds from Sale of Property, Plant, and Equipment	0	513	0	2,091	2,132	589
Loss (gain) on disposal of property and equipment		281	0	1,480	1,059	(16)
Net loss	$ 24,709	$ (10,813)	$ 18,231	$ (22,045)	(18,657)	$ (61,606)
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets					544
Impairment Charge on Reclassified Assets					95
Net loss					$ (544)
IT Infrastructure [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life						10 years
IT Infrastructure [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life						5 years